CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Current assets
Cash	$ 310,808	$ 610,926
Prepaid expenses	104,523	147,327
Total Current Assets	415,331	758,253
Prepaid expenses		69,656
Investments held in Trust Account	147,232,177	146,629,787
Total Assets	147,647,508	147,457,696
Current Liabilities:
Accrued expenses		706,224
Total Current Liabilities	2,662,260	706,224
Deferred underwriting commission	5,031,250	5,031,250
Total Liabilities	7,693,510	5,737,474
COMMITMENTS AND CONTINGENCIES (Note 6)
Class A ordinary shares subject to possible redemption; 14,375,000 shares (at $10.01 and 10.00 per share)	144,357,177	143,750,000
Stockholders' deficit:
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital		0
Accumulated deficit	(4,403,538)	(2,030,137)
Total Stockholders' Deficit	(4,403,179)	(2,029,778)
Total Liabilities, Class A ordinary shares subject to possible redemption and Stockholders' Deficit	147,647,508	147,457,696
Class A ordinary shares
Stockholders' deficit:
Common stock		0
Class A Common Stock Subject to Redemption
Current Liabilities:
Class A ordinary shares subject to possible redemption; 14,375,000 shares (at $10.01 and 10.00 per share)	144,357,177	143,750,000
Class B ordinary shares
Stockholders' deficit:
Common stock	$ 359	$ 359